Standby Equity Purchase Agreement (Details) $ / shares in Units, $ in Thousands					1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 01, 2025 USD ($) shares	Jun. 23, 2025 USD ($)	Feb. 28, 2025 shares	Nov. 14, 2024 USD ($)	Aug. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 shares	Jun. 30, 2025 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Apr. 29, 2025 $ / shares	Apr. 20, 2025 $ / shares	Feb. 15, 2025 $ / item	Feb. 12, 2025 $ / shares	Nov. 12, 2024 $ / shares	Oct. 30, 2024 USD ($)
Standby Equity Purchase Agreement [Line Items]
Principal amount				$ 2,000		$ 1,250	$ 1,250			$ 1,250		$ 1,250							$ 5,000
Percentage of excess of common stock				20.00%
Convertible promissory note		$ 2,000		$ 3,000
Net proceeds												$ 900
Net convertible note discount		$ 1,840								$ 1,840	$ 4,877
Sale of price per share (in Dollars per share) | $ / shares						$ 345	$ 345			$ 345		$ 345
Convertible threshold trading days						3 years	3 days			3 days		3 years
Percentage of closing price						20.00%						20.00%						20.00%
Floor Price (in Dollars per share) | $ / shares																	$ 5.7
Volume-weighted-average price (in Dollars per share) | $ / shares						$ 15						$ 15
Percentage of common stock						4.99%	4.99%			4.99%		4.99%
Percentage of amortization principal amount										5.00%		5.00%
Derivative of fair value						$ 1,551						$ 1,551
Change in fair value of embedded derivative liability							$ (150)
Other (expense) income							214		$ 144
Interest expense							$ 27			$ 160		39
Gross purchase price										$ 50,000		$ 50,000
Percentage of common stock outstanding						19.90%	19.90%			19.90%		19.90%
Commitment fee										$ 500		$ 500,000
Issuance of Advance Shares, net of issuance costs (in Shares) | shares			5,000
Fair value of shares issued	$ 688				$ 688		$ 688
Gain on extinguishment of accrued liabilities												$ 173
Floor price was adjusted (in Dollars per Item) | $ / item																5.7
Convertible Notes [Member]
Standby Equity Purchase Agreement [Line Items]
Net proceeds				$ 2,755
Interest rate		18.00%										18.00%
Fixed price reset (in Dollars per share) | $ / shares															$ 50.4
Convertible Promissory Note [Member]
Standby Equity Purchase Agreement [Line Items]
Original issuance discount rate				8.00%
Maturity date		Nov. 13, 2025
Interest rate		0.00%										0.00%
Percentage of volume weighted average price										94.00%		94.00%
Convertible threshold trading days						5 years	5 days			5 days		5 years
Floor price per share (in Dollars per share) | $ / shares						$ 34.62						$ 34.62						$ 34.62
Floor Price (in Dollars per share) | $ / shares														$ 4.5
Derivative of fair value						$ 69						$ 69
Registration Event [Member]
Standby Equity Purchase Agreement [Line Items]
Convertible threshold trading days							10 days			10 days
First Convertible Note [Member] | Convertible Promissory Note [Member]
Standby Equity Purchase Agreement [Line Items]
Derivative of fair value							$ 69			$ 69
Second Convertible Note [Member] | Convertible Promissory Note [Member]
Standby Equity Purchase Agreement [Line Items]
Derivative of fair value							$ 93			$ 93
Common Stock [Member]
Standby Equity Purchase Agreement [Line Items]
Common stock issued upon conversion of convertible notes (in Shares) | shares							367,491	513,981	513,981	367,491
Issuance of Advance Shares, net of issuance costs (in Shares) | shares	91,336				91,336	9,905	91,336
Fair value of shares issued
Exchange Cap Event [Member]
Standby Equity Purchase Agreement [Line Items]
Percentage of common stock						99.00%	99.00%			99.00%		99.00%
SEPA [Member]
Standby Equity Purchase Agreement [Line Items]
Derivative of fair value						$ 188	$ 243			$ 243		$ 188
Gain on extinguishment of accrued liabilities												173
Commitment fee												1,051
YA II PN, Ltd. [Member]
Standby Equity Purchase Agreement [Line Items]
Fair value of shares issued												$ 327
Minimum [Member]
Standby Equity Purchase Agreement [Line Items]
Percentage of advance notice										96.00%		96.00%
Minimum [Member] | Floor Price Event [Member]
Standby Equity Purchase Agreement [Line Items]
Convertible threshold trading days						5 years	5 days			5 days		5 years
Maximum [Member]
Standby Equity Purchase Agreement [Line Items]
Derivative of fair value						$ 11						$ 11
Percentage of advance notice										97.00%		97.00%
Maximum [Member] | Floor Price Event [Member]
Standby Equity Purchase Agreement [Line Items]
Convertible threshold trading days						7 years	7 days			7 days		7 years
Maximum [Member] | Registration Event [Member]
Standby Equity Purchase Agreement [Line Items]
Consecutive trading days												10
Common Stock [Member]
Standby Equity Purchase Agreement [Line Items]
Volume-weighted-average price (in Dollars per share) | $ / shares						$ 345	$ 345			$ 345		$ 345
Change in fair value of embedded derivative liability										$ 773